Correction of Immaterial Errors (Details)	Dec. 31, 2023 USD ($)
Previously Reported [Member]
Correction of Immaterial Errors [Line Items]
Balance amount	$ 430,268
Adjustment [Member]
Correction of Immaterial Errors [Line Items]
Balance amount	$ 260,685